SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

11 — SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

Borrowings

In January 2021, October 2022 and December 2022 the Group entered into Loan and Security Agreements with PFG (“Partners for Growth”). Following the amendment to these agreements, the total borrowed amount increased to US$ 20,000,000 which is repaid by the Group monthly. In connection with the funding of the first tranche in January 2021, the Group issued the Lender warrants to purchase 71,522 shares of Marti’s common stock at an exercise price per share of US$ 2.53. In connection with the funding of the second and third tranche in December 2021, the Group issued the Lender warrants to purchase a further 71,522 shares of Marti’s common stock at an exercise price of US$ 2.53 per share (collectively, the “PFG Share Warrants”). In connection with the funding of the fifth tranche in October 2022 (5A) and December 2022 (5B), the Group issued the Lender warrants up to US$ 1,000,000 (US$ 1 for each US$ 1 of principal amount of convertible note) that is exercisable into convertible notes (collectively, the “PFG Convertible Warrants”). Both The PFG Share and Convertible Warrants are exercisable within seven years from their respective dates of issuance.

11 — SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES (Continued)

The PFG Share Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock or convertible notes with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares or convertible notes, and permit the holders to receive a fixed number of shares of common stock upon exercise for warrants to purchase of stocks. In addition, the PFG Share Warrants do not provide any guarantee of value or return.

The PFG Share Warrants are also freestanding financial instruments which are detachable and separately exercisable. As the PFG Convertible Warrants provide the rights to the holder to exercise and convert such warrant into convertible debt or subsequently in cash or equity of the Company, the warrant is an obligation of the issuer. Upon exercise of the warrant, the holder will receive a convertible debt instrument, which is a liability classified instrument. The terms of the convertible debt may require the issuer to settle the note upon maturity by transferring cash assets. Accordingly, regardless of the other potential settlement alternatives, the fact that the convertible notes issued upon exercise of the warrant could require settlement upon maturity in cash indicates that the warrant should be classified as liability.

The Group valued the PFG Share Warrants at issuance using the Black-Scholes option pricing model and determined the fair value of the PFG Share Warrants to be US$ 171,445 for the first tranche, US$ 174,435 for the second and third tranche in January 2021. The grant-date fair value of options granted during the year 2021 was US$ 2.48. The key inputs to the valuation model included an average volatility of 65%, risk free rate of 7.8%, an expected term of 7.0 years. For the valuation of the PFG Convertible Warrants a further probability-weighted settlement scenario valuation was applied for the conversion and settlement features of the underlying convertible debt. The fair value of this tranche was thus determined as US$ 140,283.

As of December 31, 2022, 2021 and 2020 the details of the borrowings are as follows:

	Contractual
	interest rate %	Maturity date	2022	2021	2020
Convertible debts of which principal and accumulated interest expenses, net	4.00	November 6, 2021	—	—	8,604,359
Short-term loan, net	15.70	March 1, 2023	298,838	—	—
Prefunded convertible note, long term	20.00	August 18, 2024	2,151,128	—	—
Prefunded convertible note, long term	20.00	October 9, 2024	3,136,796	—	—
Prefunded convertible note, long term	20.00	December 8, 2024	5,115,616	—	—
Term loan, net	10.25	January 21, 2024	1,731,730	3,332,340	—
Term loan, net	10.25	December 17, 2024	6,521,082	9,723,781	—
Term loan, net	10.25	December 13, 2025	1,947,063	—	—
Term loan, net	10.25	October 11, 2025	2,771,901	—	—
Total financial liabilities, net			23,674,154	13,056,121	8,604,359
of which classified as current financial liabilities, net			7,293,982	5,643,514	8,604,359
of which classified as non-current financial liabilities, net			16,380,172	7,412,607	—

11 — SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES (Continued)

As at December 31, maturity profile of financial liabilities comprised the following:

	December 31,	December 31,	December 31,
Year ending December 31:	2022	2021	2020
2021	—	—	8,604,359
2022	—	5,643,514	—
2023	7,293,982	4,671,680	—
2024	14,903,496	2,740,927	—
2025	1,476,676	—	—
Total	23,674,154	13,056,121	8,604,359

Prefunded convertible notes:

Prefunded convertible notes are presented as a financial liability in the consolidated financial statements. On issuance of the prefunded convertible notes, the liability is measured at fair value, and subsequently carried at amortized cost (net of transaction costs) until it is extinguished on conversion or redemption. Prefunded convertible notes are classified as long-term liabilities based on the expected conversion date in accordance with the prefunded convertible note agreements.

Maturity of the convertible note agreements are two-years. The rate of interest on the convertible notes is 20% compound per annum for the first year and 15% per annum for the second year.